Loans and Allowance for Loan Losses - Schedule of Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of the allowance for loan losses
Balance at beginning of period	$ 16,903	$ 18,113	$ 12,477
Additions:
(Release of) provision for loan losses	(900)	(1,700)	5,800
Deductions:
Loans charged off	637	488	509
Less recoveries on loans	(222)	(978)	(345)
Net loans charged off (recoveries)	415	(490)	164
Balance at end of period	$ 15,588	16,903	18,113
Amount of PPP loans funded during the period		47,500	88,400
Percentage credit guarantee from the SBA for the PPP loans (in percent)	100.00%
Allowance for PPP loans	$ 0
SBA PPA loans, net	$ 10
SBA PPP loans interest rate	1.00%
Individually evaluated for impairment	$ 258	3,044
Collectively evaluated for impairment	15,330	13,859
Individually evaluated for impairment	20,361	27,254
Collectively evaluated for impairment	1,500,891	1,274,879
Total	1,521,252	1,302,133
Commercial, Financial, and Agricultural
Summary of the allowance for loan losses
Balance at beginning of period	2,717	5,121	2,918
Additions:
(Release of) provision for loan losses	97	(2,431)	2,241
Deductions:
Loans charged off	135	194	207
Less recoveries on loans	(56)	(221)	(169)
Net loans charged off (recoveries)	79	(27)	38
Balance at end of period	2,735	2,717	5,121
Individually evaluated for impairment	36	42
Collectively evaluated for impairment	2,699	2,675
Individually evaluated for impairment	295	341
Collectively evaluated for impairment	244,254	216,873
Total	244,549	217,214
Real estate construction − residential and Real estate mortgage − residential
Deductions:
SBA PPA loans, net		8,400
Real estate construction − residential and Real estate mortgage − residential | Construction
Summary of the allowance for loan losses
Balance at beginning of period	137	213	64
Additions:
(Release of) provision for loan losses	20	(89)	85
Deductions:
Loans charged off	0	0	0
Less recoveries on loans	0	(13)	(64)
Net loans charged off (recoveries)	0	(13)	(64)
Balance at end of period	157	137	213
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	157	137
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	32,095	27,920
Total	32,095	27,920
Real estate construction − residential and Real estate mortgage − residential | Mortgage
Summary of the allowance for loan losses
Balance at beginning of period	2,482	2,679	2,118
Additions:
(Release of) provision for loan losses	802	(365)	568
Deductions:
Loans charged off	0	22	52
Less recoveries on loans	(45)	(190)	(45)
Net loans charged off (recoveries)	(45)	(168)	7
Balance at end of period	3,329	2,482	2,679
Individually evaluated for impairment	148	166
Collectively evaluated for impairment	3,181	2,316
Individually evaluated for impairment	1,863	2,391
Collectively evaluated for impairment	359,162	276,955
Total	361,025	279,346
Real estate construction − commercial and Real estate mortgage − commercial | Construction
Summary of the allowance for loan losses
Balance at beginning of period	588	475	369
Additions:
(Release of) provision for loan losses	265	(362)	106
Deductions:
Loans charged off	0	0	0
Less recoveries on loans	(22)	(475)	0
Net loans charged off (recoveries)	(22)	(475)	0
Balance at end of period	875	588	475
Individually evaluated for impairment	11	13
Collectively evaluated for impairment	864	575
Individually evaluated for impairment	87	105
Collectively evaluated for impairment	137,148	91,264
Total	137,235	91,369
Real estate construction − commercial and Real estate mortgage − commercial | Mortgage
Summary of the allowance for loan losses
Balance at beginning of period	10,662	9,354	6,547
Additions:
(Release of) provision for loan losses	(2,492)	1,348	2,838
Deductions:
Loans charged off	181	43	39
Less recoveries on loans	(11)	(3)	(8)
Net loans charged off (recoveries)	170	40	31
Balance at end of period	8,000	10,662	9,354
Individually evaluated for impairment	62	2,815
Collectively evaluated for impairment	7,938	7,847
Individually evaluated for impairment	18,110	24,357
Collectively evaluated for impairment	704,619	638,899
Total	722,729	663,256
Installment and other consumer
Summary of the allowance for loan losses
Balance at beginning of period	256	264	381
Additions:
(Release of) provision for loan losses	303	145	35
Deductions:
Loans charged off	321	229	211
Less recoveries on loans	(88)	(76)	(59)
Net loans charged off (recoveries)	233	153	152
Balance at end of period	326	256	264
Individually evaluated for impairment	1	8
Collectively evaluated for impairment	325	248
Individually evaluated for impairment	6	60
Collectively evaluated for impairment	23,613	22,968
Total	23,619	23,028
Un- allocated
Summary of the allowance for loan losses
Balance at beginning of period	61	7	80
Additions:
(Release of) provision for loan losses	105	54	(73)
Deductions:
Loans charged off	0	0	0
Less recoveries on loans	0	0	0
Net loans charged off (recoveries)	0	0	0
Balance at end of period	166	61	$ 7
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	166	61
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	0	0
Total	$ 0	$ 0